8. FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant assumptions used in the valuations
Fair value	$ 4,892	$ 1,921
Warrants Issued On 26 September 2012 [Member]
Significant assumptions used in the valuations
Fair value	1,112
Exercise price	$ 8.85
Volatility	70.20%
Risk free interest rate	0.36%
Term (years)	2 years 8 months 26 days
Marketability discount	53.90%
Warrant outstanding	183,000
Warrants Issued On 03 July 2012 [Member]
Significant assumptions used in the valuations
Fair value	2,756
Exercise price	$ 7.50
Volatility	76.10%
Risk free interest rate	0.72%
Term (years)	4 years 6 months 4 days
Marketability discount	55.50%
Warrant outstanding	1,867,000
Warrants Issued On 03 July 2012 One [Member]
Significant assumptions used in the valuations
Fair value	509
Exercise price	$ 6.45
Volatility	69.30%
Risk free interest rate	0.16%
Term (years)	1 year 4 days
Marketability discount	55.50%
Warrant outstanding	930,000
Warrants Issued On 13 December 2011 [Member]
Significant assumptions used in the valuations
Fair value	480	1,695
Exercise price	$ 12.45	$ 1.5
Volatility	74.40%	68.00%
Risk free interest rate	0.54%	0.83%
Term (years)	3 years 11 months 12 days	4 years 11 months 16 days
Marketability discount	52.30%	52.00%
Warrant outstanding	330,000	4,956,250
Warrants Issued On 06 October 2010 [Member]
Significant assumptions used in the valuations
Fair value	$ 35	$ 226
Exercise price	$ 1.80	$ 0.45
Volatility	76.00%	68.00%
Risk free interest rate	0.72%	1.10%
Term (years)	4 years 9 months 18 days	5 years 10 months 24 days
Marketability discount	46.40%	47.00%
Warrant outstanding	17,000	504,202